Subsequent Events	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events

On June 4, 2021, the Company issued a notice of the redemption of all of its outstanding Public Warrants that remain outstanding on July 6, 2021 for a redemption price of $0.01 per warrant. The Private Placement Warrants that are still held by the initial holders thereof or their permitted transferees are not subject to the redemption.

Events Subsequent to the Original Issuance of Condensed Consolidated Financial Statements

On June 29, 2021 the third Earnout Triggering Event occurred and the third and final tranche of 9,000,000 Earnout Shares became issuable.

18.	Subsequent Events

On February 26, 2021 (the “Closing Date”), the Company consummated the Merger (the “Closing”) with Switchback Energy Acquisition Corporation (“Switchback”), where a subsidiary of Switchback merged with the Company, with the Company surviving the Merger as a wholly-owned subsidiary of Switchback. As a result of the proposed Merger, Switchback will be renamed to ChargePoint Holdings, Inc. (“New ChargePoint”).

Pursuant to the terms of the Merger Agreement, each stockholder of the Company shall receive 0.9966 shares of New ChargePoint’s common stock and the contingent right to receive certain Earnout Shares (as defined below), for each share of the Company’s common stock, par value $0.0001 per share, owned by such the Company’s stockholder that was outstanding immediately prior to the Closing (other than any shares of the Company’s restricted stock). In addition, certain investors purchased an aggregate of 22,500,000 shares of New ChargePoint’s common stock (such investors, the “PIPE Investors”) concurrently with the Closing for an aggregate purchase price of $225 million.

Pursuant to a letter agreement (the “Founders Stock Letter”) entered into in connection with the execution of the Merger, immediately prior to the Closing, the initial stockholders (i) surrendered to New ChargePoint, for no consideration and as a capital contribution to New ChargePoint, 984,706 Class B common stock, par value $0.0001 per share (“Founder Shares”), held by them (on a pro rata basis), whereupon such shares were immediately canceled, and (ii) subjected 900,000 Founder Shares (including New ChargePoint’s common stock issued in exchange therefor in the Merger) held by them to potential forfeiture in accordance with the terms of the Founders Stock Letter. Upon the Closing, all outstanding Founder Shares converted into Common Stock on a one-for-one basis and the Founder Shares ceased to exist.

Also at the Closing, the NGP Switchback, LLC (the “Sponsor”) exercised its right to convert a portion of the working capital loans made by the Sponsor to Switchback into an additional 1,000,000 Private Warrants at a price of $1.50 per warrant in satisfaction of $1.5 million principal amount of such loans.

In addition, pursuant to the terms of the Merger Agreement, (1) warrants to purchase shares of capital stock of the Company were converted into warrants to purchase an aggregate of 38,761,031 shares of New ChargePoint’s common stock and the contingent right to receive certain Earnout Shares, (2) options to purchase shares of common stock of the Company were converted into options to purchase an aggregate of 30,135,695 shares of New ChargePoint’s common stock and, with respect to vested options, the contingent right to receive certain Earnout Shares and (3) unvested restricted shares of common stock of the Company that were outstanding pursuant to the “early exercise” of New ChargePoint options were converted into an aggregate of 345,689 restricted shares of New ChargePoint.

During the time period between the Closing Date and the five-year anniversary of the Closing Date, eligible former equity holders of the Company may receive up to 27 million additional shares of New ChargePoint’s common stock (the “Earnout Shares”) in the aggregate in three equal tranches of 9,000,000 shares if the volume-weighted average closing sale price of our Common Stock is greater than or equal to $15.00, $20.00 and $30.00 for any 10 trading days within any 20 consecutive trading day period (each a “Trigger Event”). At close of the Merger on February 26, 2021, the Company recorded a liability (“Earnout Liability”) of $828.1 million, based on the estimated fair value of the 27 million Earnout Shares with a corresponding reduction of additional paid-in capital in the equity section of the Company’s consolidated balance sheet. On March 19, 2021, as a result of the first two Trigger Events having been met, two of the three tranches for a total of 18 million Earnout Shares were issued with the related Earnout Liability being remeasured and partially settled by issuing the Earnout Shares at a closing market price of $27.84 per share as of that date. The remaining Earnout Liability related to the 9 million Earnout Shares of the third tranche was remeasured and reclassified to equity because the contingency of issuing a variable number of shares under the three tranches of the Earnout Liability was resolved such that the remaining third tranche provides for the issuance of a fixed number of shares of 9,000,000 if the last Earnout Triggering Event is achieved. The combined impact from the remeasurement of the Earnout Liability resulted in a $84.4 million gain recognized as change of fair value in Earnout Liability in the consolidated statement of operations and an increase in additional paid-in capital of $743.7 million in the equity section of the Company’s consolidated balance sheet for the period ending April 30, 2021.

On March 15, 2021, the Company repaid the entire loan balance of $35.0 million plus accrued interest and prepayment fees of $1.2 million of its term loan facility (“2018 Loan”).

Events Subsequent to Original Issuance of Consolidated Financial Statements (unaudited)

On June 4, 2021, the Company issued a notice of the redemption of all of its outstanding Public Warrants that remain outstanding on July 6, 2021 for a redemption price of $0.01 per warrant. The Private Placement Warrants that are still held by the initial holders thereof or their permitted transferees are not subject to the redemption.

On June 29, 2021 the third Earnout Triggering Event occurred and the third and final tranche of 9,000,000 Earnout Shares became issuable.